Note 9 - Junior Subordinate Debentures (Detail) - Junior Subordinated Debentures (USD $)	Dec. 31, 2012	Dec. 31, 2011
Junior subordinated debentures	$ 36,085,000	$ 36,085,000
Note Payable to Trust II [Member]
Junior subordinated debentures	12,372,000	12,372,000
Note Payable to Trust III [Member]
Junior subordinated debentures	8,248,000	8,248,000
Note Payable to Trust IV [Member]
Junior subordinated debentures	5,155,000	5,155,000
Note Payable to Trust V [Member]
Junior subordinated debentures	$ 10,310,000	$ 10,310,000